ACCOUNTS RECEIVABLE, NET - Schedule of Allowance for Credit Loss Movement (Details) - Nonrelated party - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
ACCOUNTS RECEIVABLE, NET
Beginning balance	$ 668,195	$ 133,449
Additions	1,425,687	538,494
Reversal	(16)	(41)
Written off	(385,987)	0
Foreign currency translation adjustments	64,178	(3,707)
Ending balance	$ 1,772,057	$ 668,195